Retirement Plans and Postretirement Costs (Details 4) $ in Thousands	12 Months Ended
Jul. 02, 2017 USD ($)
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on postretirement benefit obligation as of July 2, 2017, 1% Increase	$ 7
Effect on postretirement benefit obligation as of July 2, 2017, 1% Decrease	$ (7)